Investment Securities - Details of Long-term Investment Securities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Available-for-sale financial assets	₩ 857,215	₩ 664,726
Equity securities [member]
Disclosure of financial assets [line items]
Available-for-sale financial assets	710,272	542,496
FVOCI	1,011	0
Non current Assets	711,283	542,496
Investment bonds [member]
Disclosure of financial assets [line items]
FVOCI	4,627	2,147
FVTPL	141,305	120,083
Non current Assets	₩ 145,932	₩ 122,230